Income tax - Reconciliations between statutory income tax rate and effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliations of differences between PRC statutory income tax rate and Group's effective income tax rate
Statutory income tax rate	21.00%
PRC
Reconciliations of differences between PRC statutory income tax rate and Group's effective income tax rate
Statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rates	(6.26%)	(7.36%)	(7.67%)
R&D super deduction	(0.96%)	(0.61%)	(0.29%)
Non-deductible expenses	1.48%	1.41%	0.53%
Non-taxable income		(0.24%)
Different tax rates of operations in other jurisdictions	(3.34%)	(0.74%)	(0.63%)
True up	0.04%	(0.05%)	(0.02%)
Effective income tax rate	15.96%	17.41%	16.92%